Capital expenditures and divestitures	6 Months Ended
Jun. 30, 2026
Capital expenditures and divestitures [Abstract]
Capital expenditures and divestitures	Capital expenditures and divestitures
During the first six months of 2026, the Group did not make any significant capital expenditures but announced the following significant divestiture.
In June 2026, Deutsche Bank announced that it had entered into a definitive agreement with Kotak Mahindra Bank Ltd.
for the sale of the Private Bank’s India franchise. The transaction is intended to support Deutsche Bank’s strategy of
Scaling the Global Hausbank by further focusing its business portfolio on areas where the bank has scale and competitive strengths and is expected to be SVA-positive upon closing. The divestiture is also consistent with the Private Bank’s continued focus on serving global ultra-high-net-worth clients, including non-resident Indians, outside India. Closing of the transaction is expected during the third quarter of 2027, subject to applicable regulatory approvals and other customary closing conditions.